LONG-TERM INVESTMENT (Tables)	6 Months Ended
Jun. 30, 2025
Long-term Investment
Schedule of changes in long-term investment

Investments accounted for using the equity method
$US
Balance as of December 31, 2023	2,517,538
Income from equity method investments	2,622,348
Dividends distribution	(2,319,218)
Foreign currency translation	(73,175)
Balance as of December 31, 2024	2,747,493
Income from equity method investments	1,431,032
Dividends distribution	(2,568,590)
Foreign currency translation	40,581
Balance as of June 30, 2025 (Unaudited)	1,650,516